Consolidated Portfolio of Investments

June 30, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (97.8%)
COMMON STOCKS (96.2%)
ARGENTINA (1.8%)
Industrials (1.0%)
Corp. America Airports SA(a)	340,000	$1,944,800

Materials (0.8%)
Loma Negra Cia Industrial Argentina SA, ADR	251,200	1,710,672

BRAZIL (7.0%)
Communication Services (1.1%)
Telefonica Brasil SA, ADR	261,900	2,226,150

Industrials (4.8%)
CCR SA	2,269,100	6,136,032
Rumo SA(a)	969,000	3,730,819
		9,866,851
Utilities (1.1%)
Omega Geracao SA(a)	290,000	2,215,610

CANADA (4.5%)
Energy (3.0%)
Enbridge, Inc.	154,100	6,169,718

Industrials (1.5%)
Canadian Pacific Railway Ltd.	39,200	3,014,616

CHINA (4.0%)
Industrials (3.1%)
China Everbright Environment Group Ltd.	3,272,000	1,854,212
COSCO SHIPPING Ports Ltd.	2,778,100	2,169,055
Zhejiang Expressway Co. Ltd., Class H	2,532,000	2,253,406
		6,276,673
Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	4,724,000	1,789,816

FRANCE (8.4%)
Industrials (5.0%)
Eiffage SA	31,900	3,249,225
Getlink SE	133,500	2,084,890
Vinci SA	45,300	4,842,472
		10,176,587
Utilities (3.4%)
Engie SA	200,600	2,750,741
Veolia Environnement SA	141,800	4,286,737
		7,037,478

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

GERMANY (3.6%)
Communication Services (1.3%)
Vantage Towers AG(a)	80,265	$2,584,932

Utilities (2.3%)
RWE AG	129,200	4,684,428

INDONESIA (2.3%)
Communication Services (2.3%)
Sarana Menara Nusantara Tbk PT	30,491,500	2,609,833
Tower Bersama Infrastructure Tbk PT	9,749,300	2,160,631

ITALY (6.1%)
Communication Services (1.2%)
Infrastrutture Wireless Italiane SpA(b)	222,500	2,512,572

Industrials (1.4%)
Atlantia SpA(a)	162,600	2,952,492

Materials (1.1%)
Buzzi Unicem SpA	82,400	2,189,069

Utilities (2.4%)
Enel SpA	521,400	4,845,301

JAPAN (0.9%)
Industrials (0.9%)
East Japan Railway Co.	24,400	1,740,062

LUXEMBOURG (1.3%)
Communication Services (1.3%)
SES SA, ADR	332,800	2,545,038

MALAYSIA (1.3%)
Industrials (1.3%)
Malaysia Airports Holdings Bhd	1,882,300	2,722,232

MEXICO (1.8%)
Industrials (1.8%)
Promotora y Operadora de Infraestructura SAB de CV	460,500	3,677,023

NETHERLANDS (1.0%)
Communication Services (1.0%)
Koninklijke KPN NV	636,900	1,992,002

NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	146,700	2,474,102

PHILIPPINES (1.7%)
Industrials (1.7%)
International Container Terminal Services, Inc.	1,035,900	3,473,867

SPAIN (10.8%)
Communication Services (3.4%)
Cellnex Telecom SA(b)	109,400	6,977,668

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Industrials (4.8%)
Aena SME SA(a)(b)	21,200	$3,478,519
Ferrovial SA	217,245	6,384,483
		9,863,002
Utilities (2.6%)
EDP Renovaveis SA	224,800	5,208,517

UNITED KINGDOM (3.5%)
Communication Services (1.4%)
Vodafone Group PLC, ADR	173,100	2,965,203

Utilities (2.1%)
National Grid PLC, ADR	66,400	4,245,616

UNITED STATES (35.0%)
Communication Services (2.9%)
DISH Network Corp., Class A(a)	60,000	2,508,000
Shenandoah Telecommunications Co.	28,500	1,382,535
T-Mobile US, Inc.(a)	14,500	2,100,035
		5,990,570
Consumer Discretionary (0.9%)
TravelCenters of America, Inc.(a)	64,000	1,871,360

Energy (5.3%)
Kinder Morgan, Inc.	296,300	5,401,549
Williams Cos., Inc. (The)	206,800	5,490,540
		10,892,089
Industrials (6.8%)
CoreCivic, Inc., REIT(a)	116,700	1,221,849
Dycom Industries, Inc.(a)	21,800	1,624,754
Kansas City Southern	14,400	4,080,528
Norfolk Southern Corp.	14,500	3,848,445
Union Pacific Corp.	14,100	3,101,013
		13,876,589
Real Estate (5.8%)
American Tower Corp., REIT	22,200	5,997,108
Crown Castle International Corp., REIT	28,000	5,462,800
GEO Group, Inc. (The), REIT	58,400	415,808
		11,875,716
Utilities (13.3%)
American Electric Power Co., Inc.	28,000	2,368,520
Atlantica Sustainable Infrastructure PLC	100,800	3,751,776
Clearway Energy, Inc., Class C	89,700	2,375,256
CMS Energy Corp.	69,300	4,094,244
Evergy, Inc.	67,200	4,060,896
FirstEnergy Corp.	99,900	3,717,279
NextEra Energy, Inc.	48,300	3,539,424
Vistra Corp.	169,500	3,144,225
		27,051,620
Total Common Stocks		196,410,505

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

PRIVATE EQUITY (1.6%)(a)(c)(d)
CAI Co-Invest LP (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	431,720	$385,297
Cresta BBR Co-Invest BL LLC(e)(g)	3,000,000	2,965,573
Total Private Equity		3,350,870

SHORT-TERM INVESTMENT—2.1%
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(h)	4,262,506	4,262,506
Total Short-Term Investment		4,262,506
Total Investments (Cost $177,984,353) —99.9%		204,023,881
Other Assets in Excess of Liabilities—0.1%		204,985
Net Assets—100.0%		$204,228,866

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Restricted security, not readily marketable. See Note 2(b) of the accompanying Notes to Financial Statements.
(d)	Illiquid security.
(e)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(f)	Aberdeen Standard Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, in which the Fund's percent of ownership is approximately 8%.
(g)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percent of ownership is approximately 18%.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Consolidated Portfolio of Investments

June 30, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Aberdeen Standard Global Infrastructure Income Fund

Notes to Consolidated Portfolio of Investments (unaudited) (concluded)

June 30, 2021 (unaudited)

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund may also invest in infrastructure investments through private transactions, which represented 1.6% of the net assets of the Fund as of June 30, 2021. Investments in private infrastructure opportunities will typically be securities for which a liquid trading market does not exist. The fair value of these securities may not be readily determinable. The Fund will value these securities in accordance with the valuation policies and procedures established by the Board of Trustees. The types of factors that may be considered in fair value pricing of the Fund’s investments include, as applicable, the nature and realizable value of any collateral, the issuer’s ability to make payments, the markets in which the issuer does business, comparison to publicly traded companies discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of nontraded securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by the Board of Trustees may differ materially from the values that would have been used if a liquid trading market for these securities existed. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.

Aberdeen Standard Global Infrastructure Income Fund